UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2004

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2004

Note to Shareholders: Kim Miller became Portfolio Manager of Fidelity Money Market Central Fund on April 1, 2004.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

CFM-SANN-0504 372266
1.756671.103

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 14.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 8.0%
Barclays Bank PLC
4/13/04	1.12%	$ 5,000,000	$ 5,000,000
BNP Paribas SA
4/19/04	1.11	5,000,000	5,000,000
Credit Agricole Indosuez
8/5/04	1.39	5,000,000	5,000,000
8/5/04	1.40	5,000,000	5,000,000
11/2/04	1.25	5,000,000	5,000,000
Dresdner Bank AG
4/19/04	1.15	5,000,000	5,000,000
HBOS Treasury Services PLC
8/11/04	1.13	10,000,000	10,000,000
Landesbank Hessen-Thuringen
5/12/04	1.21	5,000,000	5,000,000
Societe Generale
11/10/04	1.25	5,000,000	5,000,000
Unicredito Italiano Spa
6/18/04	1.05	10,000,000	10,000,000
9/8/04	1.12	5,000,000	5,000,000
			65,000,000
New York Branch, Yankee Dollar, Foreign Banks - 6.7%
BNP Paribas SA
4/1/04	1.04 (b)	5,000,000	4,999,768
Canadian Imperial Bank of Commerce
4/15/04	1.14 (b)	5,000,000	5,000,000
Credit Agricole Indosuez
4/1/04	1.04 (b)	5,000,000	5,000,000
4/1/04	1.07 (b)	5,000,000	4,999,992
Deutsche Bank AG
11/26/04	1.23	5,000,000	5,000,000
12/16/04	1.20	20,000,000	20,000,000
Societe Generale
4/1/04	1.04 (b)	5,000,000	4,999,116
4/8/04	1.03 (b)	5,000,000	4,998,584
			54,997,460
TOTAL CERTIFICATES OF DEPOSIT			119,997,460
Commercial Paper - 17.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/20/04	1.05%	$ 5,000,000	$ 4,997,229
5/4/04	1.05	5,000,000	4,995,188
Credit Suisse First Boston New York Branch
5/4/04	1.05	5,000,000	4,995,188
DaimlerChrysler NA Holding Corp.
5/11/04	1.22	2,000,000	1,997,289
Dresdner U.S. Finance, Inc.
4/19/04	1.15	5,000,000	4,997,138
Emerald (MBNA Credit Card Master Note Trust)
4/6/04	1.03	8,000,000	7,998,856
5/18/04	1.05	5,000,000	4,993,146
Ford Motor Credit Co.
4/21/04	1.33	5,000,000	4,996,306
General Electric Capital Corp.
5/3/04	1.15	10,000,000	9,989,867
5/4/04	1.19	5,000,000	4,994,592
7/7/04	1.26	10,000,000	9,966,319
Grampian Funding Ltd.
6/11/04	1.05	5,000,000	4,989,646
6/23/04	1.06	5,000,000	4,987,781
Jupiter Securitization Corp.
4/8/04	1.03	5,801,000	5,799,838
Motown Notes Program
5/13/04	1.06	5,000,000	4,993,817
Paradigm Funding LLC
4/12/04	1.04	2,000,000	1,999,364
Park Granada LLC
5/11/04	1.06	3,500,000	3,495,878
6/4/04	1.05	10,000,000	9,981,333
6/7/04	1.05	5,000,000	4,990,229
Sheffield Receivables Corp.
4/2/04	1.04	33,000,000	32,999,044
TOTAL COMMERCIAL PAPER			139,158,048
Federal Agencies - 28.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 17.7%
Agency Coupons - 8.6%
4/9/04	1.31%	$ 5,000,000	$ 5,000,000
6/10/04	1.05 (b)	10,000,000	10,000,000
6/23/04	1.04 (b)	20,000,000	19,996,382
11/15/04	1.43	5,000,000	5,000,000
2/15/05	1.40	10,000,000	10,000,000
2/23/05	1.33	5,000,000	5,000,000
3/29/05	1.40	15,000,000	15,000,000
			69,996,382
Discount Notes - 9.1%
5/12/04	1.15	5,000,000	4,993,508
5/19/04	1.15	10,000,000	9,984,800
5/28/04	1.16	4,413,000	4,404,965
6/10/04	1.21	10,000,000	9,976,667
6/14/04	1.21	25,000,000	24,938,333
1/7/05	1.26	20,589,000	20,388,895
			74,687,168
			144,683,550
Federal Home Loan Bank - 8.3%
Agency Coupons - 8.3%
4/16/04	0.99 (b)	15,000,000	14,988,978
4/25/04	1.01 (b)	9,000,000	8,995,163
6/21/04	1.04 (b)	10,000,000	9,998,044
8/4/04	1.25	5,000,000	5,000,000
11/15/04	1.19	3,700,000	3,766,384
2/25/05	1.40	20,000,000	20,000,000
4/29/05	1.35	5,000,000	5,000,000
			67,748,569
Freddie Mac - 2.4%
Agency Coupons - 1.2%
4/3/04	1.17	10,000,000	10,000,000
Discount Notes - 1.2%
6/14/04	1.21	5,000,000	4,987,667
2/8/05	1.33	5,000,000	4,943,051
			9,930,718
			19,930,718
TOTAL FEDERAL AGENCIES			232,362,837
Bank Notes - 1.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
National City Bank, Indiana
4/1/04	1.04% (b)	$ 5,000,000	$ 4,999,795
Wells Fargo Bank NA, San Francisco
4/1/04	1.04 (b)	10,000,000	9,999,787
TOTAL BANK NOTES			14,999,582
Master Notes - 3.3%

General Motors Acceptance Corp. Mortgage Credit
4/1/04	1.60 (c)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
7/8/04	1.25 (c)	5,000,000	5,000,000
8/26/04	1.22 (c)	7,000,000	7,000,000
9/14/04	1.21 (c)	5,000,000	5,000,000
9/30/04	1.25 (c)	5,000,000	5,000,000
TOTAL MASTER NOTES			27,000,000
Medium-Term Notes - 10.1%

Bank of New York Co., Inc.
4/27/04	1.08 (a)(b)	5,000,000	5,000,000
Chase Manhattan Auto Owner Trust
8/16/04	1.04	152,475	152,475
Citigroup, Inc.
5/7/04	1.20 (b)	15,000,000	15,015,769
GE Life & Annuity Assurance Co.
4/1/04	1.20 (b)(c)	15,000,000	15,000,000
General Electric Capital Corp.
4/13/04	1.18 (b)	5,000,000	5,000,000
4/19/04	1.17 (b)	8,000,000	8,003,089
4/22/04	1.21 (b)	1,000,000	1,000,087
HBOS Treasury Services PLC
6/24/04	1.11 (b)	5,000,000	5,000,000
Morgan Stanley
4/27/04	1.10 (b)	5,000,000	5,000,000
SLM Corp.
4/26/04	1.27 (b)	8,000,000	8,004,342
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.
6/15/04	1.20% (b)	$ 5,000,000	$ 5,000,131
6/15/04	1.22 (b)	5,000,000	5,000,000
6/15/04	1.56 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			82,175,893
Short-Term Notes - 0.6%

New York Life Insurance Co.
4/1/04	1.29 (b)(c)	5,000,000	5,000,000
Municipal Securities - 7.2%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B2, 1.15%, LOC BNP Paribas SA, VRDN (b)	13,750,000	13,750,000
Hayes Green Beach Memorial Hosp. Corp. 1.19%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,950,000	4,950,000
Houston Gen. Oblig. Series A, 0.95% 5/19/04, CP	20,000,000	19,996,509
Savannah College Art & Design, Inc. Series 2004 BD, 1.09%, LOC Bank of America NA, VRDN (b)	12,000,000	12,000,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.18% tender 4/5/04, CP mode	8,000,000	8,000,000
TOTAL MUNICIPAL SECURITIES		58,696,509
Repurchase Agreements - 17.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 3/31/04 due 4/1/04 At 1.09%)	$ 696,021	$ 696,000
With:
Banc of America Securities LLC At 1.14%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $18,300,516, 5.25% - 7%, 8/15/06 - 2/1/13)	20,000,633	20,000,000
Citigroup Global Markets, Inc. At 1.12%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $61,232,429, 4.91% - 9.88%, 8/15/06 - 4/25/34)	35,001,089	35,000,000
Countrywide Securities Corp. At 1.13%, dated 1/30/04 due 4/29/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $10,701,702, 4.11%, 10/25/43)	10,028,250	10,000,000
Goldman Sachs & Co. At 1.12%, dated 2/27/04 due 4/8/04 (Collateralized by Corporate Obligations with principal amounts of $15,239,679, 7.2% - 12.75%, 11/1/04 - 9/30/07)	15,019,133	15,000,000
J.P. Morgan Securities, Inc. At 1.13%, dated 2/23/04 due 4/26/04 (Collateralized by Corporate Obligations with principal amounts of $10,355,560, 6% - 7.88%, 10/1/09 - 10/15/27)	10,019,775	10,000,000
Lehman Brothers, Inc. At 1.21%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $5,310,000, 8.5%, 3/1/31)	7,000,235	7,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.19%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $34,337,000, 3.63% - 9.75%, 11/15/04 - 6/15/32)	35,001,159	35,000,000
Morgan Stanley & Co. At 1.13%, dated 3/17/04 due 5/5/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $11,863,196, 5%, 10/25/33)	10,015,381	10,000,000
TOTAL REPURCHASE AGREEMENTS		142,696,000
TOTAL INVESTMENT PORTFOLIO - 100.6%		822,086,329
NET OTHER ASSETS - (0.6)%		(4,914,790)
NET ASSETS - 100%		$ 817,171,539
Total Cost for Income Tax Purposes $ 822,086,329
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,000,000 or 5.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.2%, 4/1/04	3/31/03	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 1.6%, 4/1/04	3/1/04	$ 5,000,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 5,000,000
1.22%, 8/26/04	1/27/04	$ 7,000,000
1.25%, 7/8/04	1/5/04	$ 5,000,000
1.25%, 9/30/04	3/3/04	$ 5,000,000
New York Life Insurance Co. 1.29%, 4/1/04	2/28/02	$ 5,000,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,198,556. The weighted average interest rate was 1.15%. Interest earned from the interfund lending program amounted to $4,374 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $10,000 all of which will expire on September 30, 2011.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $142,696,000) - See accompanying schedule		$ 822,086,329
Cash		788
Interest receivable		784,851
Prepaid expenses		3,271
Total assets		822,875,239

Liabilities
Payable for investments purchased	$ 5,000,000
Distributions payable	686,367
Other payables and accrued expenses	17,333
Total liabilities		5,703,700

Net Assets		$ 817,171,539
Net Assets consist of:
Paid in capital		$ 817,189,927
Accumulated net realized gain (loss) on investments		(18,388)
Net Assets, for 817,163,441 shares outstanding		$ 817,171,539
Net Asset Value, offering price and redemption price per share ($817,171,539 ÷ 817,163,441 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Interest		$ 4,817,805

Expenses
Non-interested trustees' compensation	$ 1,885
Custodian fees and expenses	7,486
Audit	12,330
Legal	681
Insurance	2,030
Total expenses		24,412
Net investment income		4,793,393
Net realized gain (loss) on investment securities		(989)
Net increase in net assets resulting from operations		$ 4,792,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,793,393	$ 10,911,318
Net realized gain (loss)	(989)	(7,359)
Net increase (decrease) in net assets resulting from operations	4,792,404	10,903,959
Distributions to shareholders from net investment income	(4,793,393)	(10,911,318)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	55,000,000
Reinvestment of distributions	729,501	1,049,493
Cost of shares redeemed	-	(5,217,402)
Net increase (decrease) in net assets and shares resulting from share transactions	729,501	50,832,091
Total increase (decrease) in net assets	728,512	50,824,732

Net Assets
Beginning of period	816,443,027	765,618,295
End of period	$ 817,171,539	$ 816,443,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.014	.022	.054	.013
Distributions from net investment income	(.006)	(.014)	(.022)	(.054)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B	.59%	1.43%C	2.24%C	5.51%C	1.25%C
Ratios to Average Net Assets E
Expenses before expense reductions	.0060% A	.0073%	.0076%	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0060% A	.0073%	.0076%	.0095%	.0133% A
Expenses net of all reductions	.0060% A	.0073%	.0076%	.0094%	.0133% A
Net investment income	1.17% A	1.42%	2.24%	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,172	$ 816,443	$ 765,618	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2004

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

USC-SANN-0504 372849
1.771938.102

Investments March 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 2.13% 8/8/06 (d)	$ 11,000,000	$ 11,126,577
Media - 1.2%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,616,170
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,915,768
Cox Communications, Inc. 7.5% 8/15/04	8,504,000	8,671,997
Liberty Media Corp. 2.61% 9/17/06 (d)	17,000,000	17,201,688
Time Warner, Inc. 7.75% 6/15/05	7,500,000	8,015,415
Walt Disney Co. 4.875% 7/2/04	11,130,000	11,226,998
		69,648,036
TOTAL CONSUMER DISCRETIONARY		80,774,613
ENERGY - 0.2%
Oil & Gas - 0.2%
Pemex Project Funding Master Trust 2.65% 1/7/05 (a)(d)	10,000,000	10,039,380
FINANCIALS - 1.8%
Capital Markets - 0.2%
Salomon Smith Barney Holdings, Inc. 1.46% 5/4/04 (d)	1,000,000	1,000,283
State Street Capital Trust II 1.62% 2/15/08 (d)	10,000,000	10,071,310
		11,071,593
Commercial Banks - 0.1%
PNC Funding Corp. 1.495% 10/29/04 (d)	4,000,000	4,009,048
Consumer Finance - 0.8%
American General Finance Corp. 1.53% 8/13/04 (d)	5,000,000	5,007,500
Ford Motor Credit Co. 2.995% 10/25/04 (d)	10,000,000	10,063,340
General Motors Acceptance Corp.:
2.37% 10/20/05 (d)	5,000,000	5,036,145
6.75% 1/15/06	4,975,000	5,317,310
Household Finance Corp. 8% 5/9/05	11,000,000	11,762,278
John Deere Capital Corp. 1.71% 9/17/04 (d)	8,000,000	8,018,400
		45,204,973
Diversified Financial Services - 0.2%
Deutsche Telekom International Finance BV 8.25% 6/15/05	12,500,000	13,457,300
Real Estate - 0.3%
Arden Realty LP 8.875% 3/1/05	3,964,000	4,206,097
Camden Property Trust 7% 4/15/04	7,000,000	7,009,772
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Duke Realty LP 6.875% 3/15/05	$ 6,500,000	$ 6,816,381
Regency Centers LP 7.125% 7/15/05	700,000	746,064
		18,778,314
Thrifts & Mortgage Finance - 0.2%
Home Savings of America FSB 6.5% 8/15/04	10,000,000	10,154,080
TOTAL FINANCIALS		102,675,308
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Bombardier Capital, Inc. 7.5% 8/15/04 (a)	10,000,000	10,225,700
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.375% 6/15/05	6,200,000	6,490,774
6.375% 2/15/06	3,000,000	3,194,085
		9,684,859
TOTAL INDUSTRIALS		19,910,559
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Cascade Corp. 7.35% 10/11/04	1,500,000	1,526,568
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
British Telecommunications PLC 7.875% 12/15/05	4,500,000	4,933,337
France Telecom SA 8.2% 3/1/06	10,200,000	11,271,989
GTE Corp. 6.36% 4/15/06	9,000,000	9,736,596
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,855,802
		30,797,724
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	6,031,889
Vodafone Group PLC 7.625% 2/15/05	8,200,000	8,631,755
		14,663,644
TOTAL TELECOMMUNICATION SERVICES		45,461,368
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.4%
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	$ 13,850,000	$ 14,048,540
DTE Energy Co. 6% 6/1/04	6,410,000	6,454,107
		20,502,647
TOTAL NONCONVERTIBLE BONDS (Cost $277,302,184)		280,890,443
U.S. Government Agency Obligations - 5.2%

Fannie Mae 0% 4/21/04 (c)	3,000,000	2,998,368
Federal Home Loan Bank:
1.265% 3/15/05	200,000,000	199,967,389
1.35% 4/29/05	90,000,000	89,842,770
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $292,969,504)		292,808,527
Asset-Backed Securities - 37.1%

ACE Securities Corp.:
Series 2001-NC1 Class M1, 1.73% 1/25/31 (d)	10,229,191	10,268,038
Series 2002-HE1 Class M1, 1.74% 6/25/32 (d)	2,110,000	2,128,730
Series 2002-HE1, Class A, 1.43% 6/25/32 (d)	6,652,038	6,668,135
Series 2002-HE2 Class M1, 1.94% 8/25/32 (d)	19,950,000	20,145,444
Series 2003-FM1 Class M2, 2.94% 11/25/32 (d)	3,015,000	3,076,822
Series 2003-HS1:
Class M1, 1.84% 6/25/33 (d)	800,000	805,000
Class M2, 2.84% 6/25/33 (d)	856,000	870,178
Series 2003-NC1 Class M1, 1.87% 7/25/33 (d)	1,600,000	1,600,000
Series 2003-TC1 Class A2, 1.48% 6/25/33 (d)	2,326,569	2,336,284
Series 2004-HE1:
Class M1, 1.59% 2/25/34 (d)	2,193,000	2,193,000
Class M2, 2.19% 2/25/34 (d)	2,475,000	2,475,000
American Express Credit Account Master Trust:
Series 1999-3 Class B, 1.43% 12/15/06 (d)	10,000,000	10,002,345
Series 2002-4 Class B, 1.4% 2/15/08 (d)	10,000,000	10,028,545
Series 2002-6 Class B, 1.54% 3/15/10 (d)	5,000,000	5,045,184
Series 2004-1 Class B, 1.3413% 9/15/11 (d)	5,775,000	5,788,608
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.31% 9/12/07 (d)	1,781,772	1,784,061
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2001-C Class A3, 1.25% 4/12/06 (d)	$ 618,111	$ 618,408
Series 2001-D Class A3, 1.4% 9/12/06 (d)	6,302,617	6,306,250
Series 2002-A Class A3, 1.3% 10/12/06 (d)	4,143,836	4,144,862
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,770,055
Series 2003-AM:
Class A3B, 1.47% 6/6/07 (d)	4,750,000	4,751,478
Class A4B, 1.57% 11/6/09 (d)	12,400,000	12,493,289
Series 2003-BX Class A4B, 1.48% 1/6/10 (d)	3,265,000	3,291,465
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,797,129
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 1.79% 8/25/32 (d)	5,000,000	5,029,788
Series 2002-4 Class A2, 1.53% 2/25/33 (d)	1,824,420	1,833,204
Series 2002-AR1:
Class A2, 1.41% 9/25/32 (d)	6,705,611	6,712,717
Class M2, 2.39% 9/25/32 (d)	1,698,000	1,710,481
Series 2003-1:
Class A2, 1.5% 2/25/33 (d)	5,244,886	5,267,894
Class M1, 1.99% 2/25/33 (d)	3,330,000	3,383,050
Series 2003-3:
Class M1, 1.89% 3/25/33 (d)	1,590,000	1,599,938
Class S, 5% 9/25/05 (f)	13,372,340	597,054
Series 2003-6:
Class AV3, 1.41% 5/25/33 (d)	10,845,979	10,868,978
Class M2, 2.94% 5/25/33 (d)	2,750,000	2,805,357
Series 2003-AR1 Class M1, 2.24% 1/25/33 (d)	7,000,000	7,074,496
Series 2004-R2:
Class M1, 1.53% 4/25/34 (d)	1,230,000	1,230,000
Class M2, 1.58% 4/25/34 (d)	950,000	950,000
Class M3, 1.64% 4/25/34 (d)	3,500,000	3,500,000
Class M4, 2.14% 4/25/34 (d)	4,500,000	4,500,000
Amortizing Residential Collateral Trust:
Series 2000-BC3 Class M1, 1.69% 9/25/30 (d)	20,000,000	20,027,550
Series 2002-BC3 Class A, 1.42% 6/25/32 (d)	8,680,344	8,702,736
Series 2002-BC6:
Class A2, 1.44% 8/25/32 (d)	2,227,771	2,232,585
Class M1, 1.84% 8/25/32 (d)	24,900,000	25,145,596
Series 2002-BC7:
Class M1, 1.89% 10/25/32 (d)	10,000,000	10,075,000
Class M2, 1.99% 10/25/32 (d)	5,575,000	5,624,858
Series 2002-BC9 Class A2, 1.57% 12/25/32 (d)	2,880,145	2,897,251
Series 2003-BC1 Class M2, 2.19% 1/25/32 (d)	2,480,000	2,487,805
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AQ Finance NIMS Trust:
Series 2002-N5A Class NOTE, 1.52% 10/25/09 (a)(d)	$ 893,822	$ 894,101
Series 2003-N6A Class NOTE, 1.39% 5/25/10 (a)(d)	4,618,158	4,618,158
Argent Securities, Inc.:
Series 2003-W3 Class M2, 2.89% 9/25/33 (d)	20,000,000	20,556,396
Series 2003-W7 Class A2, 1.48% 3/1/34 (d)	12,109,599	12,156,667
Series 2004-W5 Class M1, 1.69% 4/25/34 (d)	3,960,000	3,960,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.36% 11/15/31 (d)	3,640,002	3,644,341
Series 2003-HE1 Class A2, 1.59% 1/15/33 (d)	1,513,534	1,523,697
Series 2003-HE2:
Class A2, 1.47% 4/15/33 (d)	9,703,972	9,739,813
Class M1, 1.99% 4/15/33 (d)	9,000,000	9,149,150
Series 2003-HE3:
Class M1, 1.92% 6/15/33 (d)	2,185,000	2,217,100
Class M2, 3.09% 6/15/33 (d)	10,000,000	10,344,030
Series 2003-HE4 Class M2, 3.09% 8/15/33 (d)	5,695,000	5,791,855
Series 2003-HE5 Class A2A, 1.45% 8/15/33 (d)	11,973,422	12,011,225
Series 2003-HE6 Class M1, 1.74% 11/25/33 (d)	3,475,000	3,499,829
Series 2004-HE3:
Class M1, 5/26/34 (b)	1,425,000	1,425,000
Class M2, 5/26/34 (b)	3,325,000	3,320,561
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.47% 12/15/09 (d)	15,000,000	15,095,289
Series 2002-B2 Class B2, 1.43% 5/15/08 (d)	15,000,000	15,048,395
Series 2002-B3 Class B, 1.45% 8/15/08 (d)	14,500,000	14,552,184
Bayview Commercial Asset Trust Series 2003-2:
Class A, 1.67% 12/25/33 (a)(d)	17,503,487	17,547,245
Class M1, 1.94% 12/25/33 (a)(d)	2,848,411	2,855,532
Bayview Financial Asset Trust Series 2000-F Class A, 1.59% 9/28/43 (d)	17,723,910	17,799,374
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	8,696,053	8,793,748
Series 2003-1 Class B1B, 1.56% 6/15/10 (a)(d)	14,597,651	14,553,173
Series 2003-2 Class B, 1.37% 1/15/09 (d)	6,697,909	6,695,900
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.37% 1/15/10 (d)	9,630,000	9,692,538
Capital One Master Trust:
Series 1999-1 Class B, 1.43% 7/16/07 (d)	28,000,000	27,997,438
Series 1999-3 Class B, 1.57% 9/15/09 (d)	5,000,000	5,006,855
Series 2001-1 Class B, 1.6% 12/15/10 (d)	19,500,000	19,679,129
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Master Trust: - continued
Series 2001-4 Class B, 1.46% 4/16/07 (d)	$ 7,000,000	$ 7,002,211
Series 2001-8A Class B, 1.64% 8/17/09 (d)	9,585,000	9,677,426
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,235,455
Series 2002-4A Class B, 1.59% 3/15/10 (d)	6,000,000	6,044,611
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.77% 7/15/08 (d)	17,705,000	17,813,934
Series 2003-B1 Class B1, 2.26% 2/17/09 (d)	15,470,000	15,757,887
CDC Mortgage Capital Trust:
Series 2001-HE1:
Class A, 1.43% 1/25/32 (d)	3,045,652	3,047,460
Class M1, 2.12% 1/25/32 (d)	4,997,655	5,055,431
Series 2002-HE2 Class M1, 1.79% 1/25/33 (d)	9,999,980	10,072,202
Series 2002-HE3:
Class M1, 2.19% 3/25/33 (d)	21,499,948	21,983,680
Class M2, 3.34% 3/25/33 (d)	9,968,976	10,152,873
Series 2003-HE1:
Class M1, 1.99% 8/25/33 (d)	1,989,998	2,008,351
Class M2, 3.04% 8/25/33 (d)	4,369,996	4,471,039
Series 2003-HE2 Class A, 1.44% 10/25/33 (d)	12,347,028	12,382,279
Series 2003-HE3:
Class M1, 1.79% 11/25/33 (d)	2,254,989	2,278,641
Class M2, 2.84% 11/25/33 (d)	1,719,992	1,743,855
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.57% 3/16/09 (d)	1,305,000	1,315,917
Series 2002-4 Class B, 1.4% 10/15/07 (d)	12,000,000	12,028,018
Series 2002-6 Class B, 1.44% 1/15/08 (d)	11,850,000	11,888,657
Series 2004-1 Class B, 1.3035% 5/15/09 (d)	4,105,000	4,105,014
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.77% 10/15/07 (d)	17,500,000	17,546,057
Series 2001-B2 Class B2, 1.58% 12/10/08 (d)	11,945,000	12,041,173
Series 2002-B1 Class B1, 1.44% 6/25/09 (d)	9,010,000	9,053,330
Series 2002-C1 Class C1, 2.12% 2/9/09 (d)	17,500,000	17,742,540
Series 2003-B1 Class B1, 1.42% 3/7/08 (d)	25,000,000	25,068,115
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.5% 12/25/33 (d)	12,470,427	12,493,809
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.52% 5/25/33 (d)	6,651,160	6,668,713
Series 2003-SD3 Class A1, 1.51% 12/25/32 (a)(d)	3,237,522	3,253,680
Series 2004-2 Class M1, 1.59% 5/25/34 (d)	5,200,000	5,200,000
Series 2004-3:
Class 3A4, 1.34% 8/25/34 (d)	672,000	672,000
Class M1, 1.59% 6/25/34 (d)	1,475,000	1,475,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 1.47% 8/25/34 (d)	$ 5,225,000	$ 5,225,000
Class M1, 1.58% 7/25/34 (d)	3,650,000	3,650,000
Class M2, 1.63% 6/25/34 (d)	4,395,000	4,395,000
Discover Card Master Trust I:
Series 2000-1 Class B, 1.46% 8/16/07 (d)	6,300,000	6,315,170
Series 2000-2 Class B, 1.46% 9/18/07 (d)	10,000,000	10,019,908
Series 2002-1 Class B, 1.49% 7/15/07 (d)	30,637,000	30,704,873
Series 2003-4 Class B1, 1.42% 5/16/11 (d)	8,155,000	8,192,733
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	28,489,867	1,348,819
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 1.77% 11/25/33 (d)	1,300,000	1,306,500
Class M2, 2.84% 11/25/33 (d)	700,000	703,500
Series 2004-1 Class M2, 2.19% 1/25/35 (d)	3,700,000	3,717,633
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (b)(d)	400,000	400,000
Class M4, 2% 3/25/34 (b)(d)	300,000	300,000
Class M6, 2.35% 3/25/34 (b)(d)	400,000	400,000
First USA Credit Card Master Trust:
Series 1997-7 Class B, 1.39% 5/17/07 (d)	15,000,000	15,015,530
Series 2001-4 Class B, 1.4925% 1/12/09 (d)	15,000,000	15,075,947
First USA Secured Note Trust Series 2001-3 Class C, 2.14% 11/19/08 (a)(d)	11,580,000	11,715,704
Fleet Credit Card Master Trust II Series 2002-A Class B, 1.43% 10/15/07 (d)	10,000,000	10,015,715
Ford Credit Auto Owner Trust Series 2003-B Class B2, 1.52% 10/15/07 (d)	19,600,000	19,716,771
Fremont Home Loan Trust Series 2004-1:
Class 1A1, 1.21% 2/25/34 (b)(d)	7,000,000	7,000,000
Class M1, 1.55% 2/25/34 (b)(d)	750,000	750,000
Class M2, 1.6% 2/25/34 (b)(d)	800,000	800,000
GE Business Loan Trust Series 2003-1 Class A, 1.52% 4/15/31 (a)(d)	6,493,498	6,505,674
Gracechurch Card Funding #5 PLC Series 5:
Class B, 1.32% 8/15/08 (d)	1,520,000	1,520,238
Class C, 2.02% 8/15/08 (d)	5,580,000	5,584,360
Gracechurch Card Funding PLC Series 6 Class B, 1.2919% 2/17/09 (d)	1,030,000	1,030,000
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 2.34% 11/20/32 (d)	3,017,000	3,102,655
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp.: - continued
Series 2003-FM1 Class M1, 1.91% 3/20/33 (d)	$ 15,000,000	$ 15,214,962
Series 2004-FM1:
Class M1, 1.74% 11/25/33 (d)	2,865,000	2,864,997
Class M2, 2.49% 11/25/33 (d)	1,975,000	1,986,408
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	154,924	155,110
GSAMP Trust:
Series 2002-NC1:
Class A2, 1.41% 7/25/32 (d)	7,406,351	7,431,726
Class M1, 1.73% 7/25/32 (d)	8,861,000	8,928,866
Series 2004-FM2:
Class M1, 1.59% 1/25/34 (d)	3,500,000	3,500,000
Class M2, 2.19% 1/25/34 (d)	1,500,000	1,500,000
Class M3, 2.39% 1/25/34 (d)	1,500,000	1,500,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 1.89% 6/25/32 (d)	10,000,000	10,034,700
Series 2002-3 Class A5, 1.53% 2/25/33 (d)	10,343,498	10,367,431
Series 2002-4:
Class A3, 1.57% 3/25/33 (d)	17,107,286	17,173,936
Class M2, 3.14% 3/25/33 (d)	1,850,000	1,882,179
Series 2002-5:
Class A3, 1.61% 5/25/33 (d)	19,363,617	19,500,295
Class M1, 2.29% 5/25/33 (d)	13,800,000	14,165,334
Series 2003-1:
Class A2, 1.56% 6/25/33 (d)	23,262,974	23,339,363
Class M1, 2.09% 6/25/33 (d)	5,700,000	5,750,702
Series 2003-2:
Class A2, 1.47% 8/25/33 (d)	1,245,252	1,249,750
Class M1, 1.97% 8/25/33 (d)	2,245,000	2,280,699
Series 2003-3:
Class A2, 1.45% 8/25/33 (d)	7,314,804	7,339,083
Class M1, 1.95% 8/25/33 (d)	8,185,000	8,313,721
Series 2003-4:
Class M1, 1.89% 10/25/33 (d)	3,415,000	3,461,960
Class M2, 2.99% 10/25/33 (d)	4,040,000	4,086,633
Series 2003-5:
Class A2, 1.44% 12/25/33 (d)	8,055,853	8,078,864
Class M1, 1.79% 12/25/33 (d)	3,175,000	3,205,733
Class M2, 2.82% 12/25/33 (d)	1,345,000	1,355,531
Series 2004-2 Class A2, 1.38% 7/25/34 (b)(d)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.38% 8/15/08 (d)	10,000,000	10,000,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Credit Card Master Trust I Series 2002-1 Class B, 1.74% 7/15/08 (d)	$ 22,589,000	$ 22,767,970
Household Home Equity Loan Trust:
Series 2002-1:
Class A, 1.46% 12/22/31 (d)	2,467,810	2,473,762
Class M, 1.91% 12/22/31 (d)	2,467,810	2,483,771
Series 2002-2 Class A, 1.39% 4/20/32 (d)	6,671,894	6,689,986
Series 2002-3 Class A, 1.54% 7/20/32 (d)	5,875,647	5,892,653
Series 2003-1 Class M, 1.72% 10/20/32 (d)	2,221,257	2,231,667
Series 2003-2:
Class A, 1.42% 9/20/33 (d)	8,306,074	8,333,042
Class M, 1.67% 9/20/33 (d)	3,905,927	3,920,238
Household Mortgage Loan Trust:
Series 2002-HC1 Class A, 1.39% 5/20/32 (d)	3,844,930	3,855,482
Series 2003-HC1:
Class A, 1.44% 2/20/33 (d)	12,400,956	12,437,276
Class M, 1.74% 2/20/33 (d)	4,838,300	4,865,363
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class B, 1.54% 6/16/08 (d)	16,750,000	16,732,091
Series 2002-1 Class B, 1.64% 1/18/11 (d)	8,850,000	8,870,713
Series 2002-2:
Class A, 1.26% 1/18/11 (d)	9,000,000	9,013,235
Class B, 1.64% 1/18/11 (d)	14,275,000	14,404,947
Series 2002-3 Class B, 2.34% 9/15/09 (d)	2,970,000	3,011,606
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.33% 12/17/07 (d)	9,500,000	9,506,209
Keycorp Student Loan Trust Series 1999-A Class A2, 1.44% 12/27/09 (d)	20,736,890	20,802,539
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-4 Class NOTE, 1.79% 10/26/09 (a)(d)	2,060,367	2,060,367
Long Beach Mortgage Loan Trust:
Series 2001-4:
Class 2M1, 2.04% 3/25/32 (d)	25,000,000	25,262,290
Class M2, 2.74% 3/25/32 (d)	4,020,000	4,059,950
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	26,237,000	1,242,159
Series 2003-1:
Class A2, 1.49% 3/25/33 (d)	3,906,965	3,923,466
Class M1, 2.01% 3/25/33 (d)	4,700,000	4,781,763
Class M2, 3.14% 3/25/33 (d)	10,000,000	10,263,224
Series 2003-2:
Class AV, 1.41% 6/25/33 (d)	2,698,469	2,704,426
Class M1, 1.91% 6/25/33 (d)	19,500,000	19,666,938
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust: - continued
Series 2003-3:
Class A, 1.41% 7/25/33 (d)	$ 15,439,732	$ 15,474,609
Class M1, 1.84% 7/25/33 (d)	7,770,000	7,855,507
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 1.64% 11/26/07 (a)(d)	1,972,525	1,974,375
Series 2003-OPT1 Class NOTE, 1.47% 2/26/08 (a)(d)	2,917,319	2,918,188
MASTR Asset Backed Securities Trust Series 2003-NC1:
Class M1, 1.82% 4/25/33 (d)	3,500,000	3,529,754
Class M2, 2.94% 4/25/33 (d)	1,500,000	1,529,444
MBNA Asset Backed Note Trust:
Series 1999-C Class C, 1.89% 10/16/06 (a)(d)	1,355,000	1,355,706
Series 1999-G Class C, 1.89% 12/15/06 (a)(d)	1,340,000	1,341,152
Series 2000-K Class C, 1.89% 3/17/08 (a)(d)	7,250,000	7,278,275
MBNA Credit Card Master Note Trust:
Series 2001-A4 Class A, 1.22% 2/15/07 (d)	13,000,000	13,007,861
Series 2001-B1 Class B1, 1.465% 10/15/08 (d)	30,000,000	30,085,890
Series 2001-B2 Class B2, 1.45% 1/15/09 (d)	30,353,000	30,496,934
Series 2002-B2 Class B2, 1.47% 10/15/09 (d)	20,000,000	20,130,304
Series 2002-B3 Class B3, 1.49% 1/15/08 (d)	15,000,000	15,055,964
Series 2002-B4 Class B4, 1.59% 3/15/10 (d)	14,800,000	14,960,960
Series 2003-B3 Class B3, 1.465% 1/18/11 (d)	1,130,000	1,134,620
MBNA Master Credit Card Trust II:
Series 1997-I Class B, 1.4% 1/15/07 (d)	7,000,000	7,006,153
Series 1997-J Class B, 1.39% 2/15/07 (d)	9,500,000	9,509,719
Series 1998-E Class B, 1.45% 9/15/10 (d)	7,800,000	7,849,787
Series 1998-G Class B, 1.49% 2/17/09 (d)	20,000,000	20,073,546
Series 1999-C Class B, 1.5019% 10/16/06 (a)(d)	750,000	750,000
Series 2000-C Class B, 1.465% 7/15/07 (d)	15,000,000	15,013,946
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.59% 4/25/34 (d)	2,125,000	2,125,000
Class M2, 1.64% 4/25/34 (d)	375,000	375,000
Class M3, 2.04% 4/25/34 (d)	775,000	775,000
Class M4, 2.19% 4/25/34 (d)	525,000	525,000
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 1.69% 11/25/09 (a)(d)	5,210,440	5,227,334
Series 2003-HE1 Class M1, 1.79% 7/25/34 (d)	2,321,000	2,324,717
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 3.19% 11/25/32 (d)	2,370,000	2,453,890
Series 2003-HE1 Class M2, 2.99% 5/25/33 (d)	6,185,000	6,280,820
Series 2003-NC5 Class M2, 3.09% 4/25/33 (d)	2,800,000	2,866,968
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC6 Class M2, 3.04% 6/27/33 (d)	$ 12,835,000	$ 13,123,102
Series 2003-NC7:
Class M1, 1.79% 6/25/33 (d)	1,785,000	1,791,886
Class M2, 2.94% 6/25/33 (d)	1,000,000	1,016,703
Series 2003-NC8 Class M1, 1.79% 9/25/33 (d)	2,350,000	2,359,449
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 1.94% 2/25/32 (d)	1,700,000	1,726,326
Class M2, 2.49% 2/25/32 (d)	10,149,500	10,242,693
Series 2001-NC3 Class M2, 2.59% 10/25/31 (d)	4,230,000	4,283,318
Series 2001-NC4:
Class M1, 2.09% 1/25/32 (d)	3,920,000	3,988,745
Class M2, 2.74% 1/25/32 (d)	1,645,000	1,672,077
Series 2002-AM3:
Class A3, 1.58% 2/25/33 (d)	7,500,075	7,528,940
Class M1, 2.04% 2/25/33 (d)	14,850,000	15,063,839
Series 2002-HE1 Class M1, 1.69% 7/25/32 (d)	2,700,000	2,716,575
Series 2002-HE2:
Class M1, 1.79% 8/25/32 (d)	9,925,000	9,989,116
Class M2, 2.34% 8/25/32 (d)	1,550,000	1,559,407
Series 2002-NC3 Class A3, 1.43% 8/25/32 (d)	7,099,575	7,119,720
Series 2002-NC5 Class M3, 2.89% 10/25/32 (d)	920,000	943,133
Series 2002-OP1 Class M1, 1.84% 9/25/32 (d)	1,545,000	1,559,326
Series 2003-NC1:
Class M1, 2.14% 11/25/32 (d)	2,555,000	2,590,530
Class M2, 3.14% 11/25/32 (d)	1,880,000	1,912,130
Mortgage Asset Backed Securities Trust Series 2002-NC1:
Class A2, 1.53% 10/25/32 (d)	6,315,691	6,328,122
Class M1, 1.94% 10/25/32 (d)	5,000,000	5,057,887
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 1.52% 1/25/33 (d)	5,412,410	5,424,844
Class M2, 3.09% 1/25/33 (d)	4,600,000	4,704,861
Series 2003-6 Class M1, 1.81% 1/25/34 (d)	5,180,000	5,208,946
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.23% 6/15/09 (d)	20,000,000	20,035,626
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.54% 6/25/34 (d)	1,450,000	1,453,625
Class M4, 2.065% 6/25/34 (d)	2,435,000	2,437,854
Providian Gateway Master Trust Series 2002-B Class A, 1.79% 6/15/09 (a)(d)	15,000,000	15,046,113
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.54% 9/25/33 (a)(d)	$ 8,137,885	$ 8,160,834
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.49% 4/25/33 (d)	3,828,678	3,844,614
Sears Credit Account Master Trust II:
Series 1998-2 Class A, 5.25% 10/16/08	583,333	590,161
Series 2001-1 Class B, 1.515% 2/15/10 (d)	10,000,000	9,954,218
Series 2001-2 Class B, 1.38% 6/16/08 (d)	24,000,000	24,004,224
Series 2002-1 Class B, 1.46% 2/18/09 (d)	10,000,000	9,979,816
Series 2002-4:
Class A, 1.22% 8/18/09 (d)	27,000,000	27,041,070
Class B, 1.515% 8/18/09 (d)	33,300,000	33,408,085
Series 2002-5 Class B, 2.34% 11/17/09 (d)	30,000,000	30,097,155
Securitized Asset Back Receivables LLC Trust Series 2004-NC1 Class M1, 0% 2/25/34 (d)	2,910,000	2,910,000
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.45% 2/25/34 (d)	2,258,345	2,258,345
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.54% 3/15/11 (a)(d)	10,835,000	10,799,448
Target Credit Card Master Trust Series 2001-1 Class A, 1.2% 7/25/08 (d)	10,000,000	10,002,593
Terwin Mortgage Trust:
Series 2003 8HE, Class A, 1.56% 12/25/34 (d)	6,613,854	6,625,221
Series 2003-4HE Class A1, 1.52% 9/25/34 (d)	9,001,518	9,047,456
Series 2003-6HE Class A1, 1.56% 11/25/33 (d)	5,182,710	5,186,760
Series 2004-1HE Class A, 1.6% 2/25/35 (a)(d)	6,480,332	6,480,332
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	10,000,000	10,086,518
TOTAL ASSET-BACKED SECURITIES (Cost $2,075,736,828)		2,090,177,741
Collateralized Mortgage Obligations - 14.8%

Private Sponsor - 4.8%
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 1.49% 5/25/33 (d)	13,547,102	13,546,836
CS First Boston Mortgage Securities Corp.:
floater Series 2004-AR2 Class 6A1, 1.49% 3/25/34 (d)	13,722,565	13,774,025
Series 2001-AR7 Class 3A2, 6.55% 2/25/41 (d)	719,226	727,629
Series 2003-TFLA Class F, 1.9433% 4/15/13 (a)(d)	3,750,000	3,700,099
Series 2004-AR3 Class 6A2, 1.46% 3/25/34 (d)	5,480,000	5,483,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Mortgages 2004-1 PLC floater Series 2004-1:
Class 1B, 1.32% 3/20/44 (d)	$ 1,415,000	$ 1,416,557
Class 1C, 2.01% 3/20/44 (d)	4,075,000	4,088,366
Class 1M, 1.52% 3/20/44 (d)	1,875,000	1,877,475
Holmes Financing PLC floater Series 8:
Class 1B, 1.2444% 7/15/40 (d)	2,050,000	2,050,000
Class 1C, 1.73% 7/15/40 (d)	6,300,000	6,300,000
Class 2B, 1.28% 7/15/40 (d)	2,695,000	2,695,000
Class 2C, 1.83% 7/15/40 (d)	6,205,000	6,205,000
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 1.48% 3/25/28 (d)	12,651,692	12,691,141
Series 2003-B Class A1, 1.43% 4/25/28 (d)	12,296,594	12,342,121
Series 2003-E Class A2, 1.48% 10/25/28 (d)	16,334,382	16,437,111
Series 2003-F Class A2, 1.49% 10/25/28 (d)	19,160,302	19,355,647
Series 2004-A Class A2, 1.4% 4/25/29 (d)	16,570,000	16,570,000
Permanent Financing PLC floater:
Series 3:
Class 1B, 1.29% 6/10/42 (d)	8,640,000	8,641,185
Class 1C, 2.06% 6/10/42 (d)	3,000,000	3,008,323
Class 2C, 2.16% 6/10/42 (d)	2,895,000	2,895,000
Series 4 Class 2C, 1.8288% 6/10/42 (d)	11,550,000	11,553,609
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	11,359,193	11,927,152
Series 2003-RP1 Class A, 1.59% 4/25/34 (d)	8,949,413	8,999,805
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 2.8925% 10/10/34 (a)(d)	4,822,453	4,897,678
Class B5, 3.4425% 10/10/34 (a)(d)	5,806,627	5,896,775
Class B6, 3.9425% 10/10/34 (a)(d)	3,838,279	3,911,446
Series 2003-A:
Class B4, 2.8925% 3/10/35 (a)(d)	5,619,365	5,709,362
Class B5, 3.4425% 3/10/35 (a)(d)	5,815,515	5,934,773
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.69% 9/25/32 (d)	345,150	345,237
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 1.53% 9/20/33 (d)	18,406,108	18,387,884
Series 2003-7 Class A2, 1.5738% 1/20/34 (d)	8,614,171	8,630,322
Series 2004-1 Class A, 1.45% 2/20/34 (d)	9,713,960	9,721,549
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-3 Class A, 1.4% 5/20/34 (d)	$ 17,230,000	$ 17,230,000
Wells Fargo Mortgage Backed Securities Trust Series 2001-30 Class A1, 6% 12/25/31	670,175	674,559
TOTAL PRIVATE SPONSOR		267,625,091
U.S. Government Agency - 10.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 1.59% 11/18/30 (d)	2,591,852	2,603,461
Series 2000-40 Class FA, 1.59% 7/25/30 (d)	5,004,652	5,024,771
Series 2002-89 Class F, 1.39% 1/25/33 (d)	7,940,358	7,947,892
planned amortization class Series 2002-81 Class PU, 4.5% 5/25/20	17,720,000	18,035,978
target amortization class Series G94-2 Class D, 6.45% 1/25/24	9,085,935	9,574,614
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 1.49% 8/18/31 (d)	4,064,588	4,071,345
Series 2001-44 Class FB, 1.39% 9/25/31 (d)	4,024,782	4,028,986
Series 2001-46 Class F, 1.49% 9/18/31 (d)	11,591,372	11,628,722
Series 2002-11 Class QF, 1.59% 3/25/32 (d)	8,738,203	8,777,357
Series 2002-36 Class FT, 1.59% 6/25/32 (d)	2,678,546	2,694,095
Series 2002-64 Class FE, 1.44% 10/18/32 (d)	4,304,631	4,307,892
Series 2002-65 Class FA, 1.39% 10/25/17 (d)	5,550,496	5,554,246
Series 2002-74 Class FV, 1.54% 11/25/32 (d)	14,896,671	14,967,472
Series 2003-11:
Class DF, 1.54% 2/25/33 (d)	10,278,366	10,321,944
Class EF, 1.54% 2/25/33 (d)	10,551,992	10,579,632
Series 2003-63 Class F1, 1.39% 11/25/27 (d)	11,512,275	11,514,214
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	5,773,090	5,864,139
Series 2001-38 Class QG, 6.5% 3/25/30	5,007,275	5,049,160
Series 2001-56 Class KD, 6.5% 7/25/30	4,198,930	4,274,346
Series 2001-62 Class PG, 6.5% 10/25/30	21,721,042	22,371,852
Series 2001-68 Class PE, 6% 6/25/27	7,791,695	7,806,064
Series 2001-74 Class PC, 6% 1/25/27	1,377,051	1,377,249
Series 2001-76 Class UB, 5.5% 10/25/13	5,000,000	5,115,242
Series 2002-16 Class QD, 5.5% 6/25/14	1,000,000	1,026,536
Series 2002-55 Class QB, 5.5% 8/25/12	1,980,971	1,994,826
Series 2002-63 Class GB, 6% 6/25/27	8,278,554	8,350,678
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class: - continued
Series 2002-8 Class PD, 6.5% 7/25/30	$ 15,870,000	$ 16,232,234
Series 2003-17 Class PQ, 4.5% 3/25/16	11,770,000	11,940,913
sequential pay Series 2001-64 Class BD, 6% 12/25/28	218,928	218,670
Freddie Mac:
floater Series 2510 Class FE, 1.49% 10/15/32 (d)	10,129,186	10,162,039
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	14,218,785	14,503,946
Series 2344 Class QE, 6% 11/15/14	3,023,139	3,050,895
Series 2353 Class PC, 6.5% 9/15/15	6,228,424	6,368,729
Series 2360 Class PW, 6% 11/15/14	8,992,890	9,076,804
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 1.29% 7/15/31 (d)	8,805,027	8,790,509
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 1.44% 7/15/17 (d)	8,260,276	8,263,196
Series 2526 Class FC, 1.49% 11/15/32 (d)	9,028,440	9,080,044
Series 2538 Class FB, 1.49% 12/15/32 (d)	12,228,836	12,254,203
Series 2551 Class FH, 1.54% 1/15/33 (d)	7,381,713	7,408,513
planned amortization class:
Series 1673 Class G, 6% 2/15/21	2,039,083	2,046,634
Series 1675 Class H, 6.375% 10/15/22	2,267,373	2,284,629
Series 2121 Class PG, 6.5% 6/15/27	2,205,984	2,224,797
Series 2136 Class PE, 6% 1/15/28	33,765,391	34,536,015
Series 2398 Class DK, 6.5% 1/15/31	2,389,402	2,437,517
Series 2420 Class BE, 6.5% 12/15/30	19,479,299	19,902,164
Series 2430 Class OB, 6% 10/15/26	6,449,430	6,495,841
Series 2435:
Class EL, 6% 9/15/27	22,088,096	22,241,221
Class GD, 6.5% 2/15/30	5,225,000	5,329,500
Series 2439:
Class KF, 6.5% 2/15/28	3,348,085	3,347,697
Class LU, 5.5% 6/15/25	1,647,410	1,653,424
Series 2443 Class TD, 6.5% 10/15/30	16,130,000	16,530,127
Series 2461 Class PG, 6.5% 1/15/31	14,114,087	14,484,696
Series 2466:
Class DE, 6.5% 4/15/30	9,819,677	9,954,238
Class EC, 6% 10/15/27	9,075,000	9,205,417
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class: - continued
Series 2483 Class DC, 5.5% 7/15/14	$ 18,615,500	$ 19,066,518
Series 2556 Class PM, 5.5% 2/15/16	14,387,910	14,601,079
sequential pay:
Series 2303 Class VT, 6% 2/15/12	3,071,269	3,084,055
Series 2447 Class LG, 5.5% 12/15/13	480,078	479,831
Series 2454 Class A, 6.5% 4/15/32	9,616,968	9,693,518
Series 2480 Class QW, 5.75% 2/15/30	9,459,669	9,633,996
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-46 Class FB, 1.44% 5/16/23 (d)	4,776,750	4,782,938
Series 2001-50 Class FV, 1.29% 9/16/27 (d)	14,825,523	14,772,983
Series 2001-62 Class KF, 1.49% 9/16/29 (d)	2,800,028	2,802,780
Series 2002-24 Class FX, 1.64% 4/16/32 (d)	5,577,925	5,609,374
Series 2002-31 Class FW, 1.49% 6/16/31 (d)	7,300,877	7,323,488
Series 2002-5 Class KF, 1.49% 8/16/26 (d)	2,378,905	2,382,323
planned amortization class:
Series 1999-17 Class PC, 6.5% 10/16/27	2,065,716	2,079,846
Series 2001-5 Class PT, 6.5% 9/20/27	3,426,172	3,439,788
Series 2002-49 Class BC, 5.5% 5/20/26	696,886	696,126
sequential pay Series 2000-37 Class A, 7.15% 6/20/30	2,655	2,667
TOTAL U.S. GOVERNMENT AGENCY		565,338,635
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $832,823,659)		832,963,726
Commercial Mortgage Securities - 8.6%

Banc of America Large Loan, Inc.:
floater Series 2002-FL2A Class A2, 1.42% 9/8/14 (a)(d)	20,000,000	20,003,126
Series 2003-BBA2 Class A3, 1.41% 11/15/15 (a)(d)	5,038,226	5,041,768
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 1.67% 8/25/33 (a)(d)	9,038,948	9,095,441
Series 2004-1:
Class A, 1.45% 4/25/34 (a)(d)	7,684,122	7,684,122
Class B, 2.99% 4/25/34 (a)(d)	798,350	798,350
Class M1, 1.65% 4/25/34 (a)(d)	698,557	698,557
Class M2, 2.29% 4/25/34 (a)(d)	598,763	598,763
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 1.37% 4/14/15 (a)(d)	$ 14,738,433	$ 14,733,046
Class JFCM, 2.69% 4/14/15 (a)(d)	1,344,296	1,346,817
Class JMM, 2.59% 4/14/15 (a)(d)	1,384,053	1,370,301
Class JSCM, 2.79% 4/14/15 (a)(d)	1,123,081	1,127,668
Class KFCM, 2.94% 4/14/15 (a)(d)	1,436,661	1,438,008
Class KMM, 2.84% 4/14/15 (a)(d)	1,253,767	1,243,731
Class KSCM, 3.09% 4/14/15 (a)(d)	1,203,639	1,208,928
Class LFCM, 3.34% 4/14/15 (a)(d)	1,601,905	1,603,407
Class LSCM, 3.49% 4/14/15 (a)(d)	1,803,447	1,811,360
Class MFCM, 3.64% 4/14/15 (a)(d)	2,218,251	2,219,637
Class MSCM, 3.79% 4/14/15 (a)(d)	1,767,389	1,774,026
Series 2003-WEST Class A, 1.7% 1/3/15 (a)(d)	13,760,258	13,819,888
Series 2004-HS2A:
Class E, 1.99% 1/14/16 (d)	1,725,000	1,725,000
Class F, 2.14% 1/14/16 (d)	1,125,000	1,125,000
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.47% 2/15/12 (a)(d)	24,300,000	24,251,453
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 1.54% 12/12/13 (a)(d)	1,774,284	1,768,469
Class C, 1.89% 12/12/13 (a)(d)	3,548,567	3,525,991
COMM floater:
Series 2000-FL3A:
Class C, 1.85% 11/15/12 (a)(d)	8,231,823	8,210,752
Class KQA, 2.49% 11/15/12 (a)(d)	1,557,000	1,479,150
Series 2001-FL5A:
Class A2, 1.64% 11/15/13 (a)(d)	4,142,582	4,142,881
Class D, 2.34% 11/15/13 (a)(d)	8,000,000	8,005,715
Class E, 2.59% 11/15/13 (a)(d)	5,000,000	5,002,842
Series 2002-FL6:
Class B, 1.42% 6/14/14 (a)(d)	5,000,000	4,999,434
Class F, 2.54% 6/14/14 (a)(d)	11,163,000	11,184,079
Class G, 2.99% 6/14/14 (a)(d)	5,000,000	4,949,574
Class K4M, 3.09% 6/14/14 (a)(d)	700,000	699,721
Class L4M, 3.39% 6/14/14 (a)(d)	1,400,000	1,401,109
Class M4M, 3.84% 6/14/14 (a)(d)	2,400,000	2,400,480
Series 2002-FL7:
Class A2, 1.44% 11/15/14 (a)(d)	5,565,000	5,564,043
Class KPP, 2.89% 11/15/14 (a)(d)	3,000,000	3,000,000
Class LPP, 3.09% 11/15/14 (a)(d)	3,500,000	3,500,000
Class MPP, 3.49% 11/15/14 (a)(d)	2,696,000	2,696,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM floater: - continued
Series 2003-FL9 Class B, 1.59% 11/15/15 (a)(d)	$ 17,550,000	$ 17,604,405
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA:
Class A2, 1.69% 12/15/11 (a)(d)	18,866,746	18,863,003
Class B, 1.99% 12/15/11 (a)(d)	10,380,000	10,370,845
Class G, 2.84% 12/15/11 (a)(d)	3,720,000	3,686,197
Class J230, 3.29% 9/15/11 (a)(d)	5,900,000	5,895,945
Class JPAL, 3.69% 12/15/11 (a)(d)	6,200,000	6,199,985
Series 2002-TFLA Class C, 1.65% 11/18/12 (a)(d)	3,675,000	3,671,435
Series 2003-TF2A Class A2, 1.41% 11/15/14 (a)(d)	9,500,000	9,495,097
Series 2003-TFLA:
Class A2, 1.46% 4/15/13 (a)(d)	7,205,000	7,204,998
Class G, 1.9433% 4/15/13 (a)(d)	2,095,000	2,045,769
Series 2004-TFL1:
Class A2, 1.28% 2/15/14 (a)(d)	7,005,000	7,005,000
Class E, 1.64% 2/15/14 (a)(d)	2,800,000	2,800,000
Class F, 1.69% 2/15/14 (a)(d)	2,325,000	2,325,000
Class G, 1.94% 2/15/14 (a)(d)	1,875,000	1,875,000
Class H, 2.19% 2/15/14 (a)(d)	1,400,000	1,400,000
Class J, 2.49% 2/15/14 (a)(d)	750,000	750,000
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 1.69% 11/15/11 (a)(d)	317,706	318,227
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 1.94% 2/11/11 (a)(d)	500,000	499,931
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.35% 7/5/18 (a)(d)	2,832,036	2,832,036
GS Mortgage Securities Corp. II Series 2000-GSFL Class A, 1.37% 8/15/12 (a)(d)	6,980,038	6,980,170
GS Mortgage Trust II floater Series 2001-FL4A:
Class A, 1.35% 12/15/10 (a)(d)	913,665	913,500
Class B, 1.45% 12/15/10 (a)(d)	2,530,568	2,530,172
Class D, 2% 12/15/10 (a)(d)	378,981	378,486
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 1.47% 5/28/20 (a)(d)	10,000,000	10,012,948
John Hancock Tower Mortgage Trust Series 2003-C5A Class B, 3.581% 4/10/15 (a)(d)	8,245,000	8,150,339
KSL Resorts Series 2003-1A:
Class A, 1.64% 5/15/13 (a)(d)	3,500,000	3,499,999
Class B, 1.79% 5/15/13 (a)(d)	4,000,000	3,999,998
Class K, 3.74% 5/15/13 (a)(d)	3,500,000	3,507,795
Class L, 3.94% 5/15/13 (a)(d)	3,500,000	3,507,785
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2001-LLFA:
Class A, 1.33% 8/16/13 (a)(d)	$ 7,705,846	$ 7,705,545
Class B, 1.39% 8/16/13 (a)(d)	11,563,000	11,562,818
Class E, 1.72% 8/16/13 (a)(d)	2,000,000	1,999,906
Series 2002-LLFA Class A, 1.38% 6/14/17 (a)(d)	1,393,022	1,393,003
Series 2003-LLFA:
Class B, 1.69% 12/16/14 (a)(d)	4,615,000	4,614,997
Class C, 1.79% 12/16/14 (a)(d)	4,982,000	4,981,997
Series 2003-C4A:
Class F, 3.34% 7/11/15 (a)(d)	1,866,216	1,867,967
Class H, 4.09% 7/11/15 (a)(d)	18,968,221	18,968,221
Series 2003-LLFA Class A2, 1.48% 12/16/14 (a)(d)	11,700,000	11,699,994
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 1.65% 10/7/13 (a)(d)	9,843,473	9,838,445
Class D, 2.62% 10/7/13 (a)(d)	1,677,934	1,680,711
Class G1, 3.85% 10/7/13 (a)(d)	6,000,000	5,999,993
Series 2002-XLF Class F, 3.25% 8/5/14 (a)(d)	9,267,024	9,471,473
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 1.89% 2/15/13 (a)(d)	7,000,000	6,998,249
Class D, 1.89% 2/15/13 (a)(d)	4,000,000	3,905,103
Series 2002-CDCA Class B, 1.62% 11/15/13 (a)(d)	6,000,000	6,054,225
Series 2003-CDCA:
Class HBST, 2.69% 2/15/15 (a)(d)	1,920,000	1,920,000
Class HEXB, 2.99% 2/15/15 (a)(d)	770,000	770,000
Class JBST, 2.89% 2/15/15 (a)(d)	1,440,000	1,440,000
Class JEXB, 3.19% 2/15/15 (a)(d)	1,300,000	1,300,000
Class KBST, 3.24% 2/15/15 (a)(d)	815,000	815,000
Class KEXB, 3.59% 2/15/15 (a)(d)	960,000	960,000
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.43% 5/15/09 (a)(d)	18,000,000	18,034,128
STRIPs III Ltd./STRIPs III Corp. Series 2004-1A Class A, 1.59% 3/24/18 (a)(d)	9,495,000	9,495,000
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class E, 1.60% 3/15/14 (d)	2,190,000	2,190,000
Class F, 1.65% 3/15/14 (d)	1,755,000	1,755,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust: - continued
floater Series 2004-WHL3: - continued
Class G, 0% 3/15/14 (d)	$ 875,000	$ 875,000
Series 2004-WHL3 Class A2, 0% 3/15/14 (d)	3,510,000	3,510,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $486,292,582)		487,379,477
Municipal Securities - 0.3%

Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.95%, VRDN (d)(e)	14,500,000	14,500,000
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 2.02%, VRDN (d)(e)	2,000,000	2,000,000
TOTAL MUNICIPAL SECURITIES (Cost $16,500,000)		16,500,000
Cash Equivalents - 26.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.08%, dated 3/31/04 due 4/1/04)	$ 1,468,591,056	1,468,547,000
With Goldman Sachs & Co. at 1.13%, dated 3/31/04 due 4/1/04 (Collateralized by Commerical Paper Obligations with principal amounts of $43,969,306, 1.035%, 6/25/04)	43,001,353	43,000,000
TOTAL CASH EQUIVALENTS (Cost $1,511,547,000)		1,511,547,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $5,493,171,757)		5,512,266,914
NET OTHER ASSETS - 2.2%		126,789,509
NET ASSETS - 100%		$ 5,639,056,423
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
47 Eurodollar 90 Day Index Contracts	June 2004	$ 46,862,525	$ 36,237
Sold
Eurodollar Contracts
145 Eurodollar 90 Day Index Contracts	Sept. 2004	142,979,034	(770,327)
131 Eurodollar 90 Day Index Contracts	Dec. 2004	129,105,864	(689,981)
116 Eurodollar 90 Day Index Contracts	March 2005	114,444,034	(507,558)
81 Eurodollar 90 Day Index Contracts	June 2005	79,934,550	(309,469)
60 Eurodollar 90 Day Index Contracts	Sept. 2005	59,192,331	(213,710)
36 Eurodollar 90 Day Index Contracts	Dec. 2005	35,540,232	(102,984)
12 Eurodollar 90 Day Index Contracts	March 2006	11,845,268	(31,166)
TOTAL EURODOLLAR CONTRACTS		573,041,313	(2,625,195)
			$ (2,588,958)
Swap Agreements
		Notional Amount
Credit Default Swap
Receive quarterly notional amount multilpied by .23% and pay Goldman Sachs upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 7.25% 10/1/04	May 2004	$ 23,500,000	405
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	132,348
TOTAL CREDIT DEFAULT SWAP		33,500,000	132,753
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.967% with Lehman Brothers, Inc.	Jan. 2005	$ 10,000,000	$ (71,549)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.3209% with JPMorgan Chase, Inc.	April 2004	7,000,000	(20,408)
TOTAL INTEREST RATE SWAP		17,000,000	(91,957)
		$ 50,500,000	$ 40,796
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $652,005,191 or 11.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,998,368.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	46.4
BBB	6.4
BB	0.2
B	0.0
CCC,CC,C	0.0
Not Rated	2.5
Short-Term Investments and Net Other Assets	29.3
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $1,153,637,003 and $848,840,197, respectively, of which long-term U.S. government and government agency obligations aggregated $512,936,241 and $305,823,429, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $13,334,469. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $26,858 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $9,072,000 of which $362,000 and $8,710,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,511,547,000) (cost $5,493,171,757) - See accompanying schedule		$ 5,512,266,914
Cash		641
Receivable for investments sold		372,298,934
Interest receivable		9,339,609
Unrealized gain on swap agreements		40,796
Prepaid expenses		20,282
Total assets		5,893,967,176

Liabilities
Payable for investments purchased Regular delivery	$ 216,846,420
Delayed delivery	29,396,136
Distributions payable	8,553,948
Payable for daily variation on futures contracts	81,704
Other payables and accrued expenses	32,545
Total liabilities		254,910,753

Net Assets		$ 5,639,056,423
Net Assets consist of:
Paid in capital		$ 5,627,640,633
Undistributed net investment income		83,880
Accumulated undistributed net realized gain (loss) on investments		(5,215,085)
Net unrealized appreciation (depreciation) on investments		16,546,995
Net Assets, for 56,580,359 shares outstanding		$ 5,639,056,423
Net Asset Value, offering price and redemption price per share ($5,639,056,423 ÷ 56,580,359 shares)		$ 99.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2004 (Unaudited)

Investment Income
Interest		$ 44,856,595

Expenses
Non-interested trustees' compensation	$ 11,961
Custodian fees and expenses	59,988
Audit	14,232
Legal	1,553
Insurance	12,563
Total expenses before reductions	100,297
Expense reductions	(7,177)	93,120
Net investment income (loss)		44,763,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,818,782
Futures contracts	(1,078,320)
Swap agreements	5,735
Total net realized gain (loss)		746,197
Change in net unrealized appreciation (depreciation) on: Investment securities	7,144,040
Futures contracts	521,910
Swap agreements	7,136
Total change in net unrealized appreciation (depreciation)		7,673,086
Net gain (loss)		8,419,283
Net increase (decrease) in net assets resulting from operations		$ 53,182,758

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2004 (Unaudited)	Year ended September 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,763,475	$ 76,105,588
Net realized gain (loss)	746,197	(1,239,538)
Change in net unrealized appreciation (depreciation)	7,673,086	14,863,838
Net increase (decrease) in net assets resulting from operations	53,182,758	89,729,888
Distributions to shareholders from net investment income	(44,039,585)	(75,320,664)
Share transactions Net proceeds from sales of shares	864,968,202	2,975,449,870
Cost of shares redeemed	(222,500,009)	(234,732,988)
Net increase (decrease) in net assets resulting from share transactions	642,468,193	2,740,716,882
Total increase (decrease) in net assets	651,611,366	2,755,126,106

Net Assets
Beginning of period	4,987,445,057	2,232,318,951
End of period (including undistributed net investment income of $83,880 and distributions in excess of net investment income of $640,010, respectively)	$ 5,639,056,423	$ 4,987,445,057
Other Information Shares
Sold	8,686,077	29,976,548
Redeemed	(2,234,985)	(2,361,410)
Net increase (decrease)	6,451,092	27,615,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2004	Years ended September 30,
	(Unaudited)	2003	2002 G	2001 E, G
Selected Per-Share Data
Net asset value, beginning of period	$ 99.49	$ 99.15	$ 100.00	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.842	1.917	3.022	.900
Net realized and unrealized gain (loss)	.156	.450	(.743)	.000
Total from investment operations	.998	2.367	2.279	.900
Distributions from net investment income	(.828)	(2.027)	(3.129)	(.900)
Net asset value, end of period	$ 99.66	$ 99.49	$ 99.15	$ 100.00
Total Return B, C	1.01%	2.36%	2.39%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	.0038% A	.0030%	.0033%	.0189% A
Expenses net of voluntary waivers, if any	.0038% A	.0030%	.0033%	.0189% A
Expenses net of all reductions	.0035% A	.0026%	.0021%	.0189% A
Net investment income (loss)	1.69% A	1.94%	3.05%	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,639,056	$ 4,987,445	$ 2,232,319	$ 799,132
Portfolio turnover rate	48%A	58%	167%	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 22,226,218
Unrealized depreciation	(2,568,380)
Net unrealized appreciation (depreciation)	$ 19,657,838
Cost for federal income tax purposes	$ 5,492,609,076

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,177.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 2, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 2, 2004